Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Buildings [member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Price per square meter	$ 875	$ 1,016	$ 1,122
Impact on statement of income for the increase in price per square meter	1,565	1,816	2,006
Impact on statement of income for the decrease in price per square meter	(1,565)	(1,816)	(2,006)
Land [member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Price per square meter	168	189	203
Impact on statement of income for the increase in price per square meter	62	184	565
Impact on statement of income for the decrease in price per square meter	$ (62)	$ (184)	$ (565)